CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	$ 135,126	¥ 986,323	¥ 396,905
Restricted cash	71,320	520,588	577,121
Short-term investments	220,928	1,612,619	2,996,527
Accounts receivable, net of allowance of RMB19,263 and RMB28,772 (US$3,942) as of December 31, 2023 and 2024, respectively	98,120	716,206	693,110
Current contract assets	84,862	619,436	572,871
Prepaid expense and other assets	25,020	182,641	189,846
Total current assets	635,411	4,638,070	5,426,445
Non-current assets
Non-current contract assets	21,064	153,749	134,383
Property, equipment and software, net	32,883	240,024	33,878
Intangible assets, net	20,962	153,011	177,407
Long-term investments	152,639	1,114,160	211,758
Right of use assets, net	6,421	46,872	59,851
Deferred tax assets	3,703	27,028	24,190
Goodwill	11,063	80,751	80,751
Total non-current assets	248,735	1,815,595	722,218
Total assets	884,146	6,453,665	6,148,663
Current liabilities
Insurance premium payables (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB591,953 and RMB537,344 as of December 31, 2023 and 2024, respectively)	73,616	537,344	591,953
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB490,698 and RMB524,712 as of December 31, 2023 and 2024, respectively)	96,452	704,035	597,684
Short-term loans	27,177	198,373	137,557
Current lease liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB10,114 and RMB13,232 as of December 31, 2023 and 2024, respectively)	4,736	34,573	32,908
Total current liabilities	203,435	1,484,941	1,369,611
Non-current liabilities
Non-current lease liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB3,626 and RMB6,247 as of December 31, 2023 and 2024, respectively)	1,503	10,971	27,293
Deferred tax liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB72,880 and RMB83,760 as of December 31, 2023 and 2024, respectively)	11,533	84,185	73,305
Total non-current liabilities	13,036	95,156	100,598
Total liabilities	216,471	1,580,097	1,470,209
Commitments and contingencies (Note 21)
Redeemable non-controlling interests	10,430	76,133	92,760
Shareholders' equity
Ordinary shares (US$0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,282,256,521 Class A ordinary shares issued, 2,899,717,031 and 2,822,868,761 Class A ordinary shares outstanding as of December 31, 2023 and 2024, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024)	19	139	139
Treasury stock	(2)	(15)	(12)
Additional paid-in capital	936,009	6,832,214	7,003,423
Accumulated other comprehensive income	21,858	159,550	144,107
Accumulated deficit	(300,639)	(2,194,453)	(2,561,963)
Total shareholders' equity	657,245	4,797,435	4,585,694
Total liabilities, mezzanine equity and shareholders' equity	884,146	6,453,665	6,148,663
Related Party [Member]
Current assets
Amount due from related parties	35	257	65
Current liabilities
Amount due to related parties (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB nil and RMB 253 as of December 31, 2023 and 2024, respectively)	$ 1,454	¥ 10,616	¥ 9,509